Other employee benefits (Narrative) (Details) - Other employee benefits [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Year	Dec. 31, 2018 Year
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	19.6	18.6
Actuarial assumption of discount rates [Member]
Other Employee Benefits [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (10,259)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 11,831
Actuarial assumption of health care cost trend rates [Member]
Other Employee Benefits [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 24,123
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (18,581)
Actuarial assumptions of life expectancy [Member]
Other Employee Benefits [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4,556
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (4,498)
Active members [Member]
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	24.9	23.7
Inactive members [Member]
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	13.9	13.4